OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES
NOTE 3:	OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2013	2012

Prepaid expenses	$1,326	$1,556
Government authorities	6,825	3,148
Deferred tax assets	7,114	7,918
Advances to suppliers	3,726	1,379
Derivatives	2,353	728
Other	1,509	1,509

	$22,853	$16,238